QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: last day of February

Date of reporting period: 11/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
November 30, 2016

	Shares	Fair Value

COMMON STOCKS - 97.26%

COMPUTER/SOFTWARE - 6.01%
Check Point Software Technologies Ltd.	5,001	$411,732
Cisco Systems, Inc.	16,683	497,487

		909,219

DIVERSIFIED FINANCIAL SERVICES - 21.00%
CIT Group Inc.	9,347	381,825
Invesco Limited	12,952	405,527
JPMorgan Chase & Co.	8,080	647,774
PNC Financial Service Group, Inc.	3,752	414,746
Prudential Financial, Inc.	5,521	555,413
Regions Financial Corp.	25,328	342,941
SunTrust Banks, Inc.	8,234	427,756

		3,175,982

HEALTCHARE - 7.34%
Abbott Laboratories	7,718	293,824
Parexel International Corp.	5,212	307,508
Pfizer Inc.	15,829	508,744

		1,110,076

INSURANCE - 5.40%
American International Group, Inc.	4,939	312,787
Renaissance Holdings Ltd.	3,860	503,962

		816,749

INTEGRATED UTILITIES - 23.37%
AGCO Corp.	6,082	339,376
Cabot Oil & Gas Corp.	16,058	355,203
Halliburton Co.	7,123	378,160
National Oilwell Varco, Inc.	10,695	399,565
Owens Corning	6,669	342,653
PDC Energy Inc.	4,963	369,495
Public Service Enterprise Group Inc.	8,457	349,359
QEP Resources, Inc.	19,901	391,254
Suncor Energy, Inc.	10,070	320,830
WEC Energy Group, Inc.	5,159	288,956

		3,534,851

MEDIA - 4.98%
Omnicom Group Inc.	3,881	337,414
Time Warner Inc.	4,529	415,853

		753,267

MISCELLANEIOUS MANUFACTURING - 10.52%
Analog Devices, Inc.	6,175	458,432
Eastman Chemical Co.	4,819	362,003
General Mills, Inc.	6,177	376,426
Regal-Beloit Corp.	5,405	394,025

		1,590,886

REAL ESTATE INVESTMENT TRUST - 3.98%
Alexandria Real Estate Equities, Inc.	2,293	251,290
Liberty Property Trust	8,913	351,172

		602,462

RETAIL - 6.26%
Bed Bath & Beyond Inc.	6,991	313,267
Dick’s Sporting Goods, Inc.	4,548	268,650
United Natural Foods, Inc.	7,772	364,895

		946,812

TELECOMMUNICATIONS - 2.93%
AT&T Inc.	11,448	442,236

TRANSPORTATION - 5.47%
Thor Industries, Inc.	4,324	434,865
Union Pacific Corp.	3,876	392,755

		827,620

TOTAL COMMON STOCKS - 97.26%		14,710,160

SHORT TERM INVESTMENTS - 1.99%
Wells Fargo Advantage Treasury Plus Money
Market Fund 0.22%*	300,543	300,543

TOTAL INVESTMENTS - 99.25%		$15,010,703
Other assets, net of liabilities - 0.75%		113,309

NET ASSETS - 100.00%		$15,124,012

*Effective 7 day yield as of November 30, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observagble Inputs	Inputs	Total

Common Stocks	$14,710,160	-	-	$14,710,160
Money Market	300,543	-	-	300,543

	$15,010,703	-	-	$15,010,703

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November, 2016.

At November 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,704,622 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,472,721
Gross unrealized depreciation	(166,640)

Net unrealized appreciation	$3,306,081

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of November 30, 2016

	Shares	Fair Value

COMMON STOCKS - 94.89%

BANKS - 17.62%
Associated Banc-Corp.	44,793	$1,023,520
Capital Bank Financial Corp Class A	19,144	685,355
Community Trust Bancorp, Inc.	20,933	884,419
First Midwest Bancorp, Inc.	45,615	1,107,532
Fulton Financial Corp.	64,492	1,144,733
Hancock Holding Co.	27,156	1,128,332
Old National Bancorp	68,214	1,163,049
Provident Financial Services	43,747	1,178,544
Sandy Spring Bancorp, Inc.	30,910	1,125,124
WesBanco, Inc.	15,311	610,450

		10,051,058

COMMERCIAL SERVICES - 4.04%
Korn/Ferry International	45,995	1,167,353
Servicemaster Global Holdings Inc.	29,796	1,138,803

		2,306,156

COMPUTERS/SOFTWARE/DATA - 1.97%
PTC Inc.	23,124	1,126,370

DIVERSIFIED REAL ESTATE INVESTMENTS - 7.58%
Brandwine Realty Trust	90,977	1,396,497
Cousins Properties, Inc.	73,463	581,092
Hersha Hospitality Trust	64,099	1,292,877
Kite Realty Group	43,776	1,052,813

		4,323,279

FINANCE - 2.68%
Colony Capital Inc Class A	74,597	1,529,984

HEALTHCARE - 5.61%
Analogic Corp.	10,150	935,323
Merit Medical Systems, Inc.	37,979	894,405
Parexel International Corp.	9,845	580,855
Syneron Medical Ltd.	95,837	785,863

		3,196,446

INSURANCE - 6.88%
Employers Holdings, Inc.	26,283	929,104
First American Financial Corp.	15,055	568,176
Horace Mann Educators Corp.	18,317	735,428
Radian Group Inc.	71,050	1,034,488
United Fire Group Inc.	14,481	657,437

		3,924,633

INVESTMENT SERVICES - 2.49%
Kennedy-Wilson Holdings Inc.	66,380	1,417,213

MEDIA - 1.21%
Entravision Communications Class A	104,528	689,885

MISCELLANEOUS MANUFACTURING - 20.31%
Clearwater Paper Corp.	15,260	949,172
Continental Building Products, Inc.	34,634	775,802
Dean Foods Co.	35,649	707,989
EMCOR Group, Inc.	12,990	901,116
Global Brass & Copper Holdings, Inc.	34,147	978,312
IPG Photonics Corp.	10,887	1,044,281
Kaiser Aluminum Corp.	10,584	872,016
Mueller Industries, Inc.	27,764	1,054,754
NetScout Systems, Inc.	32,283	1,007,230
Nutraceutical International Corp.	19,518	629,455
Orion Engineered Carbons SA	34,719	663,133
Steelcase Inc.	76,413	1,188,222
Teradyne, Inc.	33,460	815,755

		11,587,237

OIL & GAS SERVICES - 5.79%
Patterson-UTI Energy, Inc.	32,202	858,827
Precision Drilling Corp.	141,812	751,604
Vectren Corp.	14,536	713,427
WPX Energy Inc.	63,094	980,481

		3,304,339

RETAIL - 6.34%
American Eagle Outfitters, Inc.	49,769	824,174
Deckers Outdoor Corp.	10,206	607,053
Dick’s Sporting Goods, Inc.	8,423	497,547
GameStop Corp.	38,447	949,256
Weis Markets, Inc.	13,234	737,134

		3,615,164

TRANSPORTATION - 5.40%
Knight Transportation, Inc.	24,409	854,315
Old Dominion Freight Line, Inc.	12,319	1,075,449
Thor Industries, Inc.	11,434	1,149,917

		3,079,681

UTILITIES - 6.97%
Avista Corp.	17,093	691,754
California Water Service Grop	22,512	777,790
Great Plains Energy Inc.	25,917	683,950
PDC Energy, Inc.	9,849	733,258
Quanta Services, Inc.	32,371	1,091,550

		3,978,302

TOTAL COMMON STOCKS - 94.89%		54,129,747

SHORT TERM INVESTMENTS - 4.73%
Wells Fargo Advantage Treasury Plus
Money Market Fund 0.22%*	2,695,277	2,695,277

TOTAL INVESTMENTS - 99.62%		$56,825,024
Other assets, net of liabilities - 0.38%		215,366

NET ASSETS - 100.00%		$57,040,390

*Effective 7 day yield as of November 30, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$54,129,747	-	-	$54,129,747
Money Market	2,695,277	-	-	2,695,277

	$56,825,024	-	-	$56,825,024

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2016.

At November 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $49,320,405 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,309,487
Gross unrealized depreciation	(804,868)

Net unrealized appreciation	$7,504,619

DGHM MicroCap Value Fund
Schedule of Investments - (unaudited)
As of November 30, 2016

	Shares	Fair Value

COMMON STOCKS - 93.04%

BANKS - 18.08%
BankFinancial Corp.	16,366	$230,761
Cascade Bancorp	38,132	277,601
Charter Financial Corp.	19,001	271,904
CoBiz Financial Inc.	12,416	187,854
First Bancorp	11,628	290,700
First Community Bancshares, Inc.	10,846	305,857
HomeTrust Bancshares Inc.	10,336	244,963
MainSource Financial Group, Inc.	13,127	401,292
National Bankshares, Inc.	8,031	289,919
Northrim BanCorp, Inc.	7,833	220,107
Pacific Continental Corp.	8,691	172,516
Park Sterling Corp.	40,065	389,833
Sandy Spring Bancorp, Inc.	8,242	300,009
Southwest Bancorp, Inc.	14,824	323,904

		3,907,220

CAPITAL GOODS - 10.62%
Continental Building Products, Inc.	15,845	354,928
Fly Leasing Ltd. ADR	20,658	285,494
Hurco Companies, Inc.	9,031	294,411
Huttig Building Products, Inc.	47,652	291,630
Preformed Line Products Co.	8,733	488,524
Sterling Construction Co., Inc.	21,910	181,634
Transcat, Inc.	36,986	397,600

		2,294,221

COMMERCIAL & PROFESSIONAL SERVICES - 4.65%
CBIZ, Inc.	30,700	380,680
ICF International, Inc.	5,407	299,277
SP Plus Corp.	11,690	324,398

		1,004,355

CONSUMER DURABLES & APPAREL - 4.67%
Cavco Industries, Inc.	3,572	337,733
Crown Crafts, Inc.	18,265	144,294
Vera Bradley, Inc.	13,993	201,779
WCI Communities, Inc.	13,991	325,291

		1,009,097

CONSUMER SERVICES - 6.20%
Ark Restaurants Corp.	19,652	433,720
Biglari Holdings, Inc.	583	273,386
Collectors Universe, Inc.	14,384	287,105
The Marcus Corp.	11,500	345,000

		1,339,211

DIVERSIFIED FINANCIALS - 2.96%
Marlin Business Services Corp.	25,697	522,934
Resource Capital Corp.	13,743	115,991

		638,925

ENERGY - 5.62%
Gastar Exploration Inc.	101,816	129,306
Newpark Resources, Inc.	50,449	370,800
Ring Energy, Inc.	30,275	387,520
Tesco Corp.	42,147	326,639

		1,214,265

FINANCIALS - 5.37%
EMC Insurance Group, Inc.	10,337	285,405
Employers Holdings, Inc.	10,152	358,873
Stewart Information Services Corp.	6,118	290,238
Western New England Bancorp, Inc.	26,928	226,195

		1,160,711

HEALTHCARE - 3.63%
Cutera, Inc.	28,910	472,679
LHC Group Inc.	7,408	311,580

		784,259

HOUSEHOLD - 3.03%
Nutraceutical International Corp.	20,284	654,159

MATERIALS - 7.38%
Chase Corp.	5,354	431,532
Core Molding Technologies, Inc.	12,909	205,899
Handy & Harman Ltd.	14,011	323,654
Neenah Paper, Inc.	4,339	368,381
United States Lime & Minerals, Inc.	3,647	264,590

		1,594,056

REAL ESTATE - 7.95%
Agree Realty Corp.	8,222	369,086
CatchMark Timber Trust, Inc.	31,466	344,238
FelCor Lodging Trust Inc.	79,377	576,277
Ramco-Gershenson Properties Trust	25,289	429,154

		1,718,755

SEMICONDUCTORS - 2.69%
Kulicke and Soffa Industries, Inc.	23,129	356,880
Rudolph Technologies, Inc.	11,442	224,263

		581,143

SOFTWARE & SERVICES - 3.87%
American Software, Inc. Class A	27,680	305,034
ARI Network Services, Inc.	19,810	104,993
NCI, Inc.	32,524	426,064

		836,091

TRANSPORTATION - 1.61%
Marten Transport, Ltd.	14,343	349,252

UTILITIES - 4.71%
Artesian Resources Corp. Class A	8,836	278,511
California Water Service Group	10,828	374,107
RGC Resources, Inc.	14,806	365,856

		1,018,474

TOTAL COMMON STOCKS - 93.04%		20,104,194

SHORT TERM INVESTMENTS - 6.96%
Wells Fargo Advantage Treasury Plus Money
Market Fund 0.22%*	1,504,470	1,504,470

TOTAL INVESTMENTS - 100.00%		$21,608,664
Other assets, net of liabilities - 0.00%		721

NET ASSETS - 100.00%		$21,609,385

*Effective 7 day yield as of November 30, 2016
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$20,104,194	-	-	$20,104,194
Money Market	1,504,470	-	-	1,504,470

	$21,608,664	-	-	$21,608,664

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2016.

At November 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $18,945,383 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,870,990
Gross unrealized depreciation	(207,709)

Net unrealized appreciation	$2,663,281

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 25, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 25, 2017